Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
May 31, 2024

Dates Covered
Collections Period	05/01/24 - 05/31/24
Interest Accrual Period	05/15/24 - 06/16/24
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/24	88,676,671.14	12,167
Yield Supplement Overcollateralization Amount 04/30/24	1,226,387.72	0
Receivables Balance 04/30/24	89,903,058.86	12,167
Principal Payments	7,200,033.64	272
Defaulted Receivables	38,113.29	3
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/24	1,067,157.12	0
Pool Balance at 05/31/24	81,597,754.81	11,892

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.23%
Prepayment ABS Speed	1.12%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	949,908.09	87
Past Due 61-90 days	218,151.20	21
Past Due 91-120 days	41,091.49	4
Past Due 121+ days	0.00	0
Total	1,209,150.78	112

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.46%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	79,553.15
Aggregate Net Losses/(Gains) - May 2024	(41,439.86)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.55%
Prior Net Losses/(Gains) Ratio	0.30%
Second Prior Net Losses/(Gains) Ratio	-0.31%
Third Prior Net Losses/(Gains) Ratio	0.31%
Four Month Average	-0.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.23%

Overcollateralization Target Amount	4,249,049.30
Actual Overcollateralization	81,597,754.81
Weighted Average Contract Rate	4.02%
Weighted Average Contract Rate, Yield Adjusted	5.89%
Weighted Average Remaining Term	17.83

Flow of Funds	$ Amount
Collections	7,578,788.58
Investment Earnings on Cash Accounts	38,975.95
Reserve Fund Balance	8,498,098.59
Servicing Fee	(74,919.22)
Aggregate Purchase Amount	82,703,025.22
Transfer to Collection Account	-
Available Funds	98,743,969.12

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	31,554.71
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	2,829,867.03
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	81,597,754.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	14,237,086.32

Total Distributions of Available Funds	98,743,969.12

Servicing Fee	74,919.22
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 05/15/24	84,427,621.84
Principal Paid	84,427,621.84
Note Balance @ 06/17/24	0.00

Class A-1
Note Balance @ 05/15/24	0.00
Principal Paid	0.00
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Class A-2a
Note Balance @ 05/15/24	0.00
Principal Paid	0.00
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Class A-2b
Note Balance @ 05/15/24	0.00
Principal Paid	0.00
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Class A-3
Note Balance @ 05/15/24	0.00
Principal Paid	0.00
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Class A-4
Note Balance @ 05/15/24	46,177,621.84
Principal Paid	46,177,621.84
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Class B
Note Balance @ 05/15/24	25,500,000.00
Principal Paid	25,500,000.00
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Class C
Note Balance @ 05/15/24	12,750,000.00
Principal Paid	12,750,000.00
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	79,260.96
Total Principal Paid	84,427,621.84
Total Paid	84,506,882.80

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	0.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.82000%
Interest Paid	31,554.71
Principal Paid	46,177,621.84
Total Paid to A-4 Holders	46,209,176.55

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	25,500,000.00
Total Paid to B Holders	25,525,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	12,750,000.00
Total Paid to C Holders	12,771,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0935034
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	99.5984591
Total Distribution Amount	99.6919625

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.4107082
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	601.0363379
Total A-4 Distribution Amount	601.4470461

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,001.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	1,000.0000000
Total C Distribution Amount	1,001.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	33.52
Noteholders' Principal Distributable Amount	966.48

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/24	8,498,098.59
Investment Earnings	37,857.08
Investment Earnings Paid	(37,857.08)
Deposit/(Withdrawal)	(8,498,098.59)
Balance as of 06/17/24	0.00
Change	(8,498,098.59)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$298,872.25	$334,494.96	$295,457.48
Number of Extensions	27	30	24
Ratio of extensions to Beginning of Period Receivables Balance	0.33%	0.34%	0.28%